Income tax	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9. Income tax

The components of the disclosures of the deferred tax (benefit) expense and the deferred tax assets in the tables below have been restated for the year ended December 31, 2014 to reflect an error in the tax depreciation rate applied to the Indonesian subsidiary’s 2014 tax return and for the Partnership’s preliminary reporting for 2015. The error has no impact on the prior year presentation of the consolidated and combined carve-out statement of income or the consolidated and combined carve-out balance sheet. For the year ended December 31, 2014, the impact of the higher tax deduction was to increase the deferred tax asset for the tax loss carryforward and reduce the deferred tax asset for temporary differences related to the direct financing lease by a corresponding amount. As a result, there was no change in the total deferred tax benefit or the total deferred tax assets for the year ended December 31, 2014.

The components of income tax expense recognized in the consolidated and combined carve-out statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
		(Restated)
Total current tax (benefit) expense	$136	505	$—
Deferred tax (benefit) expense for
Change in temporary differences	4,388	1,878	(6,788)
Tax loss and tax credit carry forward	(153)	(3,390)	—
Change in valuation allowance	(4,058)	1,488	6,788
Total deferred tax (benefit) expense	177	(24)	—
Total income tax (benefit) expense	$313	481	$—

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
		(Restated)
Income (loss) before tax	$41,592	1,795	$40,466
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	3,960	(1,429)	44
Permanent differences:
Tax deduction foreign exchange losses in local currency	—	—	(2,535)
Non deductible withholding taxes	777	905	189
Tax exemptions	(27)	(29)	—
Non deductible other financial items	580	286	—
Non deductible (taxable) foreign exchange loss (gain)	32	61	—
Other non deductible costs	102	198	60
Tax credits	(1,053)	(999)	—
Deferred tax asset not probable of realization	—	—	2,626
Adjustment for valuation allowance	(4,058)	1,488	(384)
Tax expense (benefit) for year recognized in net income	$313	481	$—

Deferred tax (benefit) expense recognized in the consolidated and combined carve-out statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
Cash flow hedge derivative financial instruments	$395	(2,374)	$—
Valuation allowance	—	390	—
Deferred tax (benefit) expense recognized in OCI	$395	(1,984)	$—

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
		(Restated)
Current deferred tax assets:
Direct financing lease	$23	$70
Accrued liabilities and other payables	279	524
Derivative financial instruments	873	1,170
Tax credits carried forward	512	—
Current valuation allowance	(777)	(1,388)
Long-term deferred tax assets:
Direct financing lease	2,105	5,446
Derivative financial instruments	1,106	1,205
Other equipment	11	6
Tax credits carried forward	732	975
Tax loss carryforward	2,317	2,415
Long-term valuation allowance	(3,824)	(7,256)
Current deferred tax liabilities:
Accrued interest income	(962)	(975)
Accrued liabilities and other receivables	(18)	(33)
Long-term deferred tax liabilities:
Accrued interest income	(1,376)	—
Deferred debt issuance cost	(69)	(149)
Deferred tax assets (liabilities), net	$932	$2,010

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Cyprus and the UK. For the year ended December 31, 2015, the tax expense principally related to Indonesia and Singapore. For the year ended December 31, 2014, the tax expense largely related to the Singapore subsidiary. The Singapore subsidiary’s taxable income mainly arises from internal interest income. For the year ended December 31, 2014, the Indonesian subsidiary incurred a tax loss for which a valuation allowance was recorded. The tax loss carryforward from 2014 for the Indonesian subsidiary was partly utilized in 2015.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. In 2013, a tax loss was incurred in Indonesia principally due to unrealized losses on foreign exchange that does not impact the income statement prepared in the functional currency of U.S. dollars. In 2014, the Indonesia authorities approved the change of currency for tax reporting to U.S. dollars. Under existing tax law, it is not clear if the prior year tax loss carryforward from foreign exchange losses can be utilized when the tax reporting currency is subsequently changed. Due to the uncertainty of this tax position, a provision was recognized for the year ended December 31, 2013 and the resulting unrecognized tax benefit was $2,626. There was no change in the unrecognized tax benefits as of December 31, 2014. For the year ended December 31, 2015, the generation of taxable income resulted in the utilization of $126 of the 2013 tax loss carryforward which was not recognized due to the uncertainty of this tax position. As a result, the unrecognized tax benefit was $2,500 as of December 31, 2015.

A valuation allowance for deferred tax assets is recorded when it is more-likely-than-not that some or all of the benefit will not be realized based on consideration of all the positive and negative evidence. Given the lack of historical operations in Indonesia, management of the Partnership concluded a valuation allowance should be established to reduce the deferred tax assets to the amount deemed more-likely-than-not of realization. A component of the deferred tax assets relates to the cash flow hedge of the interest rate swaps related to the Lampung facility with a term of over 11 years. Management concluded that $1,979 and $1,985 of the deferred tax assets were more-likely-than-not of realization over the term of the swap and recognized deferred tax assets for those amounts for the years ended December 31, 2015 and 2014, respectively. A reduction in the valuation allowance of $4,058 was recorded to income tax expense in the consolidated and combined statement of income for the year ended December 31, 2015. Deferred tax expenses for the change in the valuation allowance of $1,488 and $390 were recorded to income tax expense in the consolidated and combined statement of income and consolidated and combined statement of comprehensive income, respectively, for the year ended December 31, 2014.

As of December 31, 2015, the net deferred tax liability related to other entities was $1,047 compared with a net deferred tax asset of $25 for the year ended December 31, 2014. There were no valuation allowances related to the other entities for the years ended December 31, 2015 and 2014.

Tax loss carryforward of $2,317 expires in 2019. Tax credits carried forward of $512 and $732 expire in 2016 and 2017, respectively.